Schedule of Investments (a)
March 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.06%
Aerospace & Defense–0.47%
TransDigm Group, Inc.	8,689	$2,782,131
Apparel Retail–0.94%
Burlington Stores, Inc.(b)	34,780	5,511,239
Apparel, Accessories & Luxury Goods–1.66%
lululemon athletica, Inc.(b)	51,262	9,716,712
Application Software–12.63%
Alteryx, Inc., Class A(b)	30,968	2,947,225
ANSYS, Inc.(b)	27,306	6,347,826
Atlassian Corp. PLC, Class A(b)	71,496	9,813,541
Coupa Software, Inc.(b)	42,524	5,941,878
DocuSign, Inc.(b)	35,702	3,298,865
Paycom Software, Inc.(b)	23,853	4,818,544
RingCentral, Inc., Class A(b)	68,325	14,478,751
Splunk, Inc.(b)	68,348	8,627,568
Synopsys, Inc.(b)	97,455	12,551,229
Trade Desk, Inc. (The), Class A(b)	27,150	5,239,950
		74,065,377
Asset Management & Custody Banks–0.77%
KKR & Co., Inc., Class A	191,739	4,500,114
Automotive Retail–1.45%
CarMax, Inc.(b)	47,291	2,545,675
O’Reilly Automotive, Inc.(b)	19,803	5,961,693
		8,507,368
Biotechnology–1.12%
Alnylam Pharmaceuticals, Inc.(b)	25,290	2,752,816
Seattle Genetics, Inc.(b)	33,247	3,836,039
		6,588,855
Building Products–0.24%
Trex Co., Inc.(b)	17,720	1,420,081
Cable & Satellite–1.67%
Cable One, Inc.	5,955	9,790,080
Communications Equipment–0.48%
Motorola Solutions, Inc.	21,297	2,830,797
Construction Materials–0.68%
Martin Marietta Materials, Inc.	21,105	3,993,699
Consumer Electronics–0.77%
Garmin Ltd.	60,304	4,520,388
Data Processing & Outsourced Services–2.91%
Black Knight, Inc.(b)	62,889	3,651,335
Euronet Worldwide, Inc.(b)	39,709	3,403,856
Global Payments, Inc.	69,284	9,992,831
		17,048,022
Distributors–2.22%
Pool Corp.	66,142	13,014,761
Shares		Value
Diversified Support Services–2.25%
Cintas Corp.	33,521	$5,806,507
Copart, Inc.(b)	107,813	7,387,347
		13,193,854
Education Services–1.09%
Bright Horizons Family Solutions, Inc.(b)	62,381	6,362,862
Electrical Components & Equipment–1.12%
AMETEK, Inc.	90,884	6,545,466
Electronic Equipment & Instruments–0.87%
Keysight Technologies, Inc.(b)	60,727	5,081,635
Environmental & Facilities Services–2.09%
Republic Services, Inc.	120,526	9,046,682
Waste Connections, Inc.	41,570	3,221,675
		12,268,357
Fertilizers & Agricultural Chemicals–0.92%
FMC Corp.	66,167	5,405,182
Financial Exchanges & Data–3.87%
MarketAxess Holdings, Inc.	17,515	5,824,963
MSCI, Inc.	43,296	12,510,812
Tradeweb Markets, Inc., Class A	103,892	4,367,620
		22,703,395
Health Care Equipment–11.52%
DexCom, Inc.(b)	61,143	16,463,976
Edwards Lifesciences Corp.(b)	40,689	7,674,759
IDEXX Laboratories, Inc.(b)	18,829	4,561,137
Masimo Corp.(b)	58,507	10,362,760
Novocure Ltd.(b)	41,310	2,781,815
ResMed, Inc.	57,495	8,468,439
STERIS PLC	69,437	9,719,097
Teleflex, Inc.	25,671	7,518,009
		67,549,992
Health Care Supplies–1.48%
West Pharmaceutical Services, Inc.	57,124	8,697,129
Health Care Technology–1.05%
Veeva Systems, Inc., Class A(b)	39,519	6,179,586
Homebuilding–0.74%
D.R. Horton, Inc.	128,258	4,360,772
Hotels, Resorts & Cruise Lines–0.78%
Hilton Worldwide Holdings, Inc.	66,732	4,553,792
Industrial Conglomerates–2.99%
Carlisle Cos., Inc.	46,285	5,798,585
Roper Technologies, Inc.	37,624	11,731,539
		17,530,124
Industrial Machinery–0.99%
IDEX Corp.	42,133	5,818,989

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

Shares		Value
Insurance Brokers–1.29%
Arthur J. Gallagher & Co.	92,683	$7,554,591
Interactive Home Entertainment–0.64%
Zynga, Inc., Class A(b)	552,143	3,782,180
Internet Services & Infrastructure–0.88%
Twilio, Inc., Class A(b)	57,816	5,173,954
Investment Banking & Brokerage–0.77%
LPL Financial Holdings, Inc.	83,037	4,519,704
IT Consulting & Other Services–3.46%
Booz Allen Hamilton Holding Corp.	129,060	8,858,678
CACI International, Inc., Class A(b)	25,810	5,449,782
EPAM Systems, Inc.(b)	32,187	5,975,838
		20,284,298
Leisure Facilities–0.54%
Planet Fitness, Inc., Class A(b)	64,624	3,147,189
Life Sciences Tools & Services–2.14%
Bio-Rad Laboratories, Inc., Class A(b)	16,404	5,750,586
ICON PLC (Ireland)(b)	49,930	6,790,480
		12,541,066
Managed Health Care–0.66%
Centene Corp.(b)	65,595	3,896,999
Metal & Glass Containers–0.72%
Ball Corp.	64,940	4,199,020
Office REITs–0.96%
Alexandria Real Estate Equities, Inc.	41,032	5,623,846
Packaged Foods & Meats–2.15%
Hershey Co. (The)	28,102	3,723,515
Lamb Weston Holdings, Inc.	71,630	4,090,073
McCormick & Co., Inc.	33,911	4,788,572
		12,602,160
Paper Packaging–0.66%
Avery Dennison Corp.	37,777	3,848,343
Railroads–1.25%
Kansas City Southern	57,434	7,304,456
Real Estate Services–0.90%
CBRE Group, Inc., Class A(b)	140,490	5,297,878
Regional Banks–1.13%
First Republic Bank	80,563	6,628,724
Shares		Value
Research & Consulting Services–4.75%
CoStar Group, Inc.(b)	22,680	$13,317,923
IHS Markit Ltd.	102,857	6,171,420
TransUnion	126,289	8,357,806
		27,847,149
Restaurants–2.18%
Chipotle Mexican Grill, Inc.(b)	13,531	8,854,686
Domino’s Pizza, Inc.	12,208	3,956,247
		12,810,933
Semiconductor Equipment–3.69%
KLA Corp.	64,536	9,276,405
Lam Research Corp.	40,076	9,618,240
MKS Instruments, Inc.	33,813	2,754,069
		21,648,714
Semiconductors–3.81%
Advanced Micro Devices, Inc.(b)	212,668	9,672,140
Monolithic Power Systems, Inc.	55,478	9,290,346
NXP Semiconductors N.V. (Netherlands)	40,532	3,361,319
		22,323,805
Specialized REITs–1.72%
SBA Communications Corp., Class A	37,433	10,105,787
Systems Software–0.25%
Crowdstrike Holdings, Inc., Class A(b)	25,819	1,437,602
Technology Distributors–1.50%
CDW Corp.	94,414	8,805,994
Trucking–1.24%
Old Dominion Freight Line, Inc.	55,317	7,260,909
Total Common Stocks & Other Equity Interests (Cost $494,863,068)		569,186,060
Money Market Funds–3.54%
Invesco Government & Agency Portfolio,Institutional Class, 0.43% (Cost $20,760,780)(c)	20,760,780	20,760,780
TOTAL INVESTMENTS IN SECURITIES–100.60% (Cost $515,623,848)		589,946,840
OTHER ASSETS LESS LIABILITIES—(0.60)%		(3,527,574)
NET ASSETS–100.00%		$586,419,266
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of March 31, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund